Submission	Sep. 21, 2026
Submission [Line Items]
Central Index Key	0001997038
Registrant Name	Iambic Therapeutics, Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES